Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments are as follows:

Date of Payment	Amount of Principal Payment

October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015	$250,000

October 1, 2015, January 1, 2016, April 1, 2016 and July, 2016	$625,000

October 1, 2016, January 1, 2017, April 1, 2016 and July, 2017	$750,000

October 1, 2017, January 1, 2018 and April 1, 2018	$875,000

July 1, 2018	$3,875,000